Transactions with Related Parties (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due from related companies	$ 18,662	$ 14,654
Trade Payables to related companies	3,422	10,508
Other Payables to related companies	1,172	1,902
Sales of Marine Petroleum Products- related companies	6,590,998	6,282,466	7,208,440
Voyage Revenues	30,410	25,049	22,726
Other Revenues	40,393	27,214	27,794
Cost of Marine Petroleum Products- related companies	6,286,453	6,025,742	6,939,636
Cost of voyage revenues	14,729	16,202	15,136
Selling and Distribution	220,830	201,597	210,236
Aegean Oil
Related Party Transaction [Line Items]
Due from related companies	1,867	2,012
Trade Payables to related companies	3,016	10,264
Other Payables to related companies	102	1,587
Voyage Revenues	0	0	542
Cost of Marine Petroleum Products- related companies	342,666	414,653	455,476
Cost of voyage revenues	1,362	3,976	1,868
Selling and Distribution	1,700
Aegean Shipping Management
Related Party Transaction [Line Items]
Due from related companies	13,344	9,133
Sales of Marine Petroleum Products- related companies	7,653	7,818	7,133
Other Revenues	41
Cost of Marine Petroleum Products- related companies	1,430	2,042	0
General Maritime
Related Party Transaction [Line Items]
Due from related companies	141	452
Other Payables to related companies	299
Sales of Marine Petroleum Products- related companies	7,190	6,258	30,628
Cost of Marine Petroleum Products- related companies	1,542	0	0
Unique Tankers
Related Party Transaction [Line Items]
Due from related companies	419	0
Sales of Marine Petroleum Products- related companies	9,858	0	0
Melco
Related Party Transaction [Line Items]
Trade Payables to related companies	406	244
Other Payables to related companies	8	6
Sales of Marine Petroleum Products- related companies	3,709	7,667	4,631
Cost of Marine Petroleum Products- related companies	5,888	6,658	2,640
Aegean V
Related Party Transaction [Line Items]
Due from related companies	750	2,210
Voyage Revenues	1,809	8,756	8,141
Aegean VIII
Related Party Transaction [Line Items]
Due from related companies	1,448
Voyage Revenues	3,352
Other
Related Party Transaction [Line Items]
Due from related companies	693	847
Other Payables to related companies	763	309
Sales of Marine Petroleum Products- related companies	2,838	1,024
Voyage Revenues	107	101	72
Total
Related Party Transaction [Line Items]
Due from related companies	18,662	14,654
Trade Payables to related companies	3,422	10,508
Other Payables to related companies	1,172	1,902
Sales of Marine Petroleum Products- related companies	31,248	22,767	42,392
Voyage Revenues	5,268	8,857	8,755
Other Revenues	41
Cost of Marine Petroleum Products- related companies	351,526	423,353	458,116
Cost of voyage revenues	1,362	3,976	1,868
Selling and Distribution	$ 1,700